NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Nature Of Operations [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS

SSR Mining Inc. ("we", "us", "our" or "SSR Mining"), formerly Silver Standard Resources Inc., is a company incorporated under the laws of the Province of British Columbia, Canada and our shares are publicly listed on the Toronto Stock Exchange in Canada and the NASDAQ Global Market in the United States. On May 4, 2017 our shareholders approved a name change to SSR Mining Inc., with the name change becoming effective on August 1, 2017. Together with our subsidiaries, we (the “Group”) are principally engaged in the operation, acquisition, exploration and development of precious metal resource properties located in the Americas. We have three producing mines and a portfolio of precious metal dominant projects located throughout the Americas. SSR Mining Inc. is the ultimate parent of the Group.

Our address is Suite 800, 1055 Dunsmuir Street, PO Box 49088, Vancouver, British Columbia, V7X 1G4.

Our focus is on safe, profitable gold and silver production from our Marigold mine in Nevada, U.S., Seabee Gold Operation in Saskatchewan, Canada and our 75% owned Puna Operations in Jujuy, Argentina, and to advance, as market and project conditions permit, our other principal development projects towards development and commercial production.